Provisions - Summary Of Other Provisions (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance		€ 11,995	€ 16,472
Acquisition of a subsidiary		819
Arising during the year		11,824	1,732
Adoption of IFRS 16			(2,603)
Utilized		(8,689)	(1,950)
Unused amounts reversed		(2,577)	(1,575)
Reclassification		(120)
Exchange differences		(82)	(81)
Ending balance		13,170	11,995
Current		9,234	3,419
Non-current		3,936	8,576
Tax provisions [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	10,076	10,754
Acquisition of a subsidiary	[1]	819
Arising during the year	[1]	167	774
Unused amounts reversed	[1]	(841)	(1,305)
Reclassification	[1]	(5,226)
Exchange differences	[1]	(112)	(147)
Ending balance	[1]	4,883	10,076
Current	[1]	2,765	2,425
Non-current	[1]	2,118	7,651
Provision for severance pay [member]
Disclosure of other provisions [line items]
Beginning balance	[2]	301	410
Arising during the year	[2]	819	292
Utilized	[2]	(628)	(390)
Unused amounts reversed	[2]		(30)
Exchange differences	[2]	7	19
Ending balance	[2]	499	301
Current	[2]	499	301
Onerous contracts [member]
Disclosure of other provisions [line items]
Beginning balance	[3]	287	3,176
Adoption of IFRS 16	[3]		(2,603)
Utilized	[3]	(74)	(90)
Unused amounts reversed	[3]		(239)
Exchange differences	[3]	20	43
Ending balance	[3]	233	287
Current	[3]	121	77
Non-current	[3]	112	210
Legal claims [member]
Disclosure of other provisions [line items]
Beginning balance	[4]	1,007	960
Arising during the year	[4]	1,699	612
Utilized	[4]	(3,810)	(569)
Unused amounts reversed	[4]	(1,736)
Reclassification	[4]	5,106
Exchange differences	[4]	3	4
Ending balance	[4]	2,269	1,007
Current	[4]	1,160	616
Non-current	[4]	1,109	391
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	[5]	324	1,172
Arising during the year	[5]	9,139	54
Utilized	[5]	(4,177)	(901)
Unused amounts reversed	[5]		(1)
Ending balance	[5]	5,286	324
Current	[5]	4,689
Non-current	[5]	€ 597	€ 324

[1]	Tax provisions: The Group has accrued tax provision in accordance with applicable tax rules. Where uncertainty exists, the Group would make an accrual for tax liabilities based on management’s best estimate. Such provision was subject to continuous assessment and provision would be updated accordingly based on latest estimate and audit of related tax jurisdictions. Timing of any outflow of economic benefit is dependent on whether an operating subsidiary is selected for a tax audit and the results of the audit. In 2019, a €5,226 tax provision of IHAG from prior year for potential withholding tax obligations in Italy was reclassified to provision for legal claims. Thereafter, IHAG settled it with a payment of €3,490 resulting in a €1,736 reversal of legal claim provision.
[2]	Provision for severance pay: The Group recognizes termination benefits as a liability and an expense at the earlier of the following dates: when it can no longer withdraw the offer of those benefits; and when it recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of termination benefits. Payments are certain and are paid in accordance with the terms included in the respective termination agreement with the employee.
[3]	Onerous contracts: Onerous contracts mainly related to spectator sports contracts in 2017 and expected loss resulting from office sublease. During 2017, as part of the valuation and measurement of assets and liabilities, the Group assessed on a regular basis any risks in connection with business and non-business-related contracts as well as potential tax risks that could lead to a provision. In the past years, contracts with negative gross profit have been identified in summer sports and football. In 2017, a subsidiary of the Group exited its existing corporate headquarters for a new facility and as such a provision has been recognized for the former headquarters. The provision is based on the contractual remaining lease obligation, less an assumed sublease. This is then discounted to present value. Payments on the provision are certain and are made on a monthly basis in accordance with the lease agreement. Changes to sublease assumptions are updated as new market information becomes available.
[4]	Legal claims in 2017 mainly resulted from the disputes with some employees and consultants in Italy. In 2018, provisions for claims increased due to pending risks in Italy, including new media litigation, access to signal mark-up due to insolvency of a customer and litigation with a supplier. In 2019, the Group settled the new media litigation and litigation with a supplier with total payment of €256. The Group recognized €1,632 for legal cost due to its external legal counsel Homburger caused by the case of fraudulent activities of a former senior employee of one of the Group’s subsidiaries. The legal cost is expected to be paid within 24 months.
[5]	In 2018, other provisions mainly resulted from two provisions for commercial partners in China. In 2019, the Group recognized a revenue deduction of €8,241 in sales of marketing and advertising rights based on the amount estimated to be paid to its customers as compensation for the fraudulent activities of a former senior employee of one of the Group’s subsidiaries. The fraudulent activities involved providing customers with less advertisement time than contractually promised. The case is reflected in the other provisions with a utilization of €3,795 in 2019 for compensations already paid out and a remaining balance as of year-end for payments still to be made of €4,446. The remaining payments are expected to be paid within 2020.